Mortgage Core Fund
Portfolio of Investments
September 30, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—87.0%
	Federal Home Loan Mortgage Corporation—18.3%
$ 12,701,213	2.000%, 9/1/2050	$12,766,335
23,877,273	2.000%, 3/1/2051	23,962,389
31,440,717	2.000%, 4/1/2051	31,552,793
12,887,276	2.000%, 8/1/2051	12,929,188
33,515,658	2.000%, 8/1/2051	33,629,897
1,889,524	2.500%, 10/1/2049	1,950,836
2,587,487	2.500%, 1/1/2051	2,669,020
12,954,004	2.500%, 8/1/2051	13,395,790
15,475,871	2.500%, 8/1/2051	15,985,285
2,067,694	3.000%, 4/1/2031	2,184,226
1,955,095	3.000%, 1/1/2032	2,073,651
2,646,329	3.000%, 3/1/2032	2,814,492
3,311,944	3.000%, 3/1/2032	3,513,089
2,916,946	3.000%, 6/1/2032	3,084,986
3,826,875	3.000%, 6/1/2032	4,062,881
7,947,006	3.000%, 11/1/2032	8,420,216
1,224,613	3.000%, 12/1/2032	1,297,763
5,052,034	3.000%, 1/1/2033	5,360,439
18,931,326	3.000%, 2/1/2033	20,205,323
2,399,130	3.000%, 7/1/2033	2,551,584
17,658,818	3.000%, 1/1/2043	18,967,117
2,305,783	3.000%, 11/1/2044	2,414,105
632,599	3.000%, 6/1/2045	670,769
5,574,922	3.000%, 10/1/2045	5,974,018
767,915	3.000%, 5/1/2046	824,568
12,934,504	3.000%, 6/1/2046	13,824,075
6,029,720	3.000%, 6/1/2046	6,544,282
6,919,503	3.000%, 7/1/2046	7,440,802
2,208,476	3.000%, 9/1/2046	2,360,364
5,648,806	3.000%, 10/1/2046	6,065,547
5,921,323	3.000%, 10/1/2046	6,334,114
7,721,371	3.000%, 10/1/2046	8,252,409
4,688,280	3.000%, 11/1/2046	4,946,253
3,037,014	3.000%, 11/1/2046	3,245,885
6,902,849	3.000%, 12/1/2046	7,427,208
8,865,050	3.000%, 1/1/2047	9,352,850
9,757,725	3.000%, 5/1/2047	10,437,962
24,836,644	3.000%, 7/1/2051	26,179,998
219,685	3.500%, 6/1/2026	234,377
300,400	3.500%, 6/1/2026	320,490
102,677	3.500%, 7/1/2026	109,544
5,098,203	3.500%, 7/1/2042	5,533,767
4,418,985	3.500%, 9/1/2043	4,795,139
2,299,952	3.500%, 5/1/2046	2,463,386
22,245,904	3.500%, 7/1/2046	24,174,284

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 15,845,633	3.500%, 11/1/2047	$16,951,812
8,057,760	3.500%, 11/1/2047	8,553,541
2,685,784	3.500%, 12/1/2047	2,906,346
15,029,593	3.500%, 12/1/2047	16,113,326
8,088,386	3.500%, 2/1/2048	8,635,340
13,890,125	3.500%, 2/1/2048	14,924,032
2,866,221	3.500%, 8/1/2051	3,060,266
94,234	4.000%, 5/1/2024	99,738
623,890	4.000%, 8/1/2025	660,335
79,972	4.000%, 5/1/2026	84,644
1,179,084	4.000%, 5/1/2026	1,247,961
934,658	4.000%, 12/1/2040	1,016,221
6,674,738	4.000%, 12/1/2041	7,316,315
773,632	4.000%, 1/1/2042	847,994
11,383,250	4.000%, 6/1/2047	12,493,416
10,408,942	4.000%, 10/1/2047	11,330,571
4,290,274	4.000%, 11/1/2047	4,629,251
7,147,608	4.000%, 12/1/2047	7,779,019
3,702,508	4.000%, 2/1/2048	4,008,988
10,223,337	4.000%, 4/1/2048	10,990,356
4,224,434	4.000%, 5/1/2048	4,537,417
4,782,907	4.000%, 6/1/2048	5,232,177
67,162	4.500%, 7/1/2024	69,933
79,075	4.500%, 8/1/2024	82,338
142,543	4.500%, 9/1/2024	148,425
100,802	4.500%, 9/1/2024	104,843
112,702	4.500%, 6/1/2025	117,855
572,759	4.500%, 11/1/2039	634,337
1,712,985	4.500%, 5/1/2040	1,898,528
170,817	4.500%, 6/1/2040	190,588
230,060	4.500%, 7/1/2040	256,688
532,475	4.500%, 8/1/2040	594,106
931,306	4.500%, 8/1/2040	1,039,100
3,017,336	4.500%, 9/1/2040	3,366,576
583,349	4.500%, 7/1/2041	650,868
404,129	4.500%, 7/1/2041	452,167
351,568	4.500%, 7/1/2041	392,260
6,954,798	4.500%, 2/1/2048	7,708,159
5,203,131	4.500%, 5/1/2048	5,643,173
2,787,953	4.500%, 10/1/2048	3,012,411
75	5.000%, 10/1/2021	75
802	5.000%, 11/1/2021	803
3,208	5.000%, 12/1/2021	3,213
25,821	5.000%, 6/1/2023	26,552
54,630	5.000%, 7/1/2023	56,178
25,011	5.000%, 7/1/2023	25,719
20,711	5.000%, 7/1/2025	21,327
1,058,576	5.000%, 1/1/2034	1,182,338
350,157	5.000%, 5/1/2034	391,508
1,298	5.000%, 11/1/2035	1,462

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 418,128	5.000%, 4/1/2036	$471,195
510	5.000%, 4/1/2036	576
9,343	5.000%, 4/1/2036	10,514
87,045	5.000%, 4/1/2036	98,192
77,128	5.000%, 5/1/2036	86,952
70,649	5.000%, 6/1/2036	79,610
147,919	5.000%, 6/1/2036	165,787
405,467	5.000%, 12/1/2037	457,045
64,152	5.000%, 5/1/2038	72,320
32,955	5.000%, 6/1/2038	37,212
70,722	5.000%, 9/1/2038	79,936
66,263	5.000%, 2/1/2039	74,943
70,162	5.000%, 6/1/2039	79,116
1,930,233	5.000%, 10/1/2039	2,177,959
181,091	5.000%, 2/1/2040	204,498
314,417	5.000%, 8/1/2040	357,962
2,066	5.500%, 1/1/2022	2,073
5,381	5.500%, 1/1/2022	5,400
462	5.500%, 1/1/2022	464
7,900	5.500%, 2/1/2022	7,944
886,058	5.500%, 5/1/2034	1,012,474
42,543	5.500%, 3/1/2036	49,347
59,097	5.500%, 3/1/2036	68,360
25,859	5.500%, 3/1/2036	30,008
99,679	5.500%, 3/1/2036	114,824
226,980	5.500%, 6/1/2036	263,295
88,138	5.500%, 6/1/2036	102,247
48,929	5.500%, 6/1/2036	56,498
82,620	5.500%, 9/1/2037	96,350
198,442	5.500%, 9/1/2037	230,156
109,081	5.500%, 12/1/2037	127,159
15,376	5.500%, 3/1/2038	17,880
9,823	6.000%, 7/1/2029	11,082
24,550	6.000%, 2/1/2032	28,195
17,923	6.000%, 5/1/2036	21,007
46,475	6.000%, 8/1/2037	54,741
229,436	6.000%, 9/1/2037	269,563
2,042	6.500%, 3/1/2022	2,064
4,720	6.500%, 6/1/2029	5,405
2,132	6.500%, 7/1/2029	2,413
171,232	6.500%, 11/1/2036	206,021
391,907	6.500%, 10/1/2037	474,497
1,922	6.500%, 4/1/2038	2,328
1,994	6.500%, 4/1/2038	2,418
7,665	7.000%, 4/1/2032	8,971
116,841	7.000%, 4/1/2032	140,025
48,332	7.000%, 9/1/2037	59,467
17,336	7.500%, 10/1/2029	20,000
8,920	7.500%, 11/1/2029	10,312
11,190	7.500%, 4/1/2031	12,271

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 12,178	7.500%, 5/1/2031	$14,372
2,097	8.000%, 3/1/2030	2,432
32,360	8.000%, 1/1/2031	38,201
41,526	8.000%, 2/1/2031	48,874
14,871	8.000%, 3/1/2031	17,471
910	8.500%, 9/1/2025	997
249	8.500%, 9/1/2025	271
	TOTAL	562,885,786
	Federal National Mortgage Association—39.7%
19,635,102	1.500%, 6/1/2051	19,120,521
7,801,209	1.500%, 7/1/2051	7,591,885
10,077,264	1.500%, 7/1/2051	9,803,719
10,224,647	2.000%, 9/1/2035	10,535,402
5,082,341	2.000%, 9/1/2050	5,105,223
20,802,993	2.000%, 9/1/2050	20,884,951
5,724,865	2.000%, 10/1/2050	5,750,640
23,602,507	2.000%, 10/1/2050	23,893,165
31,634,874	2.000%, 11/1/2050	31,777,300
29,275,519	2.000%, 2/1/2051	29,389,026
9,747,998	2.000%, 3/1/2051	9,782,747
9,647,211	2.000%, 3/1/2051	9,684,012
33,458,412	2.000%, 3/1/2051	33,595,454
15,858,289	2.000%, 3/1/2051	15,922,501
21,552,628	2.000%, 3/1/2051	21,636,192
14,323,452	2.000%, 3/1/2051	14,403,270
31,507,401	2.000%, 4/1/2051	31,619,715
9,748,005	2.000%, 4/1/2051	9,784,885
9,793,288	2.000%, 4/1/2051	9,866,454
4,821,753	2.000%, 4/1/2051	4,860,036
14,645,206	2.000%, 4/1/2051	14,745,467
27,073,373	2.000%, 4/1/2051	27,313,709
5,742,181	2.000%, 5/1/2051	5,796,745
4,521,606	2.000%, 5/1/2051	4,568,810
58,614,616	2.000%, 5/1/2051	58,823,560
23,286,591	2.000%, 6/1/2051	23,462,747
12,893,098	2.000%, 8/1/2051	12,935,029
20,382,811	2.000%, 8/1/2051	20,523,623
27,113,933	2.000%, 8/1/2051	27,202,113
21,040,370	2.000%, 8/1/2051	21,237,014
2,562,792	2.500%, 2/1/2028	2,676,648
13,717,133	2.500%, 11/1/2049	14,179,372
3,149,815	2.500%, 12/1/2049	3,252,019
15,734,869	2.500%, 7/1/2050	16,257,479
8,708,764	2.500%, 1/1/2051	9,102,926
27,369,930	2.500%, 7/1/2051	28,476,132
29,170,063	2.500%, 8/1/2051	30,127,509
19,966,051	2.500%, 8/1/2051	20,621,394
5,569,325	2.500%, 8/1/2051	5,747,428
26,085,356	2.500%, 9/1/2051	26,967,231
1,569,768	3.000%, 2/1/2032	1,660,838

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 3,543,533	3.000%, 8/1/2043	$3,781,703
1,801,918	3.000%, 9/1/2043	1,923,030
8,328,601	3.000%, 8/1/2046	8,909,209
3,472,209	3.000%, 9/1/2046	3,725,116
3,624,121	3.000%, 10/1/2046	3,823,538
1,683,325	3.000%, 10/1/2046	1,799,096
3,859,536	3.000%, 11/1/2046	4,071,908
3,134,838	3.000%, 11/1/2046	3,350,437
3,928,821	3.000%, 11/1/2046	4,185,520
1,039,600	3.000%, 1/1/2047	1,096,804
31,914,021	3.000%, 1/1/2047	33,670,094
954,421	3.000%, 2/1/2047	1,026,921
5,798,103	3.000%, 3/1/2047	6,117,144
11,047,742	3.000%, 3/1/2047	11,811,004
1,240,799	3.000%, 4/1/2047	1,326,135
7,270,333	3.000%, 12/1/2047	7,777,167
11,369,877	3.000%, 12/1/2047	12,198,032
4,147,402	3.000%, 2/1/2048	4,426,484
1,107,677	3.000%, 2/1/2048	1,181,954
3,426,009	3.000%, 11/1/2049	3,613,294
1,802,990	3.000%, 11/1/2049	1,884,874
13,611,632	3.000%, 12/1/2049	14,229,814
19,762,323	3.000%, 12/1/2049	20,659,843
7,056,658	3.000%, 1/1/2050	6,926,551
18,790,580	3.000%, 11/1/2050	19,726,691
24,388,780	3.000%, 5/1/2051	25,667,898
24,934,560	3.000%, 8/1/2051	26,298,795
131,743	3.500%, 11/1/2025	140,554
207,258	3.500%, 11/1/2025	221,119
243,889	3.500%, 12/1/2025	260,200
244,775	3.500%, 1/1/2026	261,145
63,673	3.500%, 1/1/2026	67,931
19,345,580	3.500%, 4/1/2033	20,844,907
8,621,269	3.500%, 9/1/2042	9,409,013
14,626,145	3.500%, 7/1/2045	15,871,155
5,749,898	3.500%, 8/1/2046	6,180,765
6,643,355	3.500%, 8/1/2046	7,115,430
10,275,656	3.500%, 9/1/2046	11,039,879
6,482,203	3.500%, 11/1/2046	7,060,316
5,874,742	3.500%, 2/1/2047	6,398,680
10,283,035	3.500%, 11/1/2047	10,915,733
10,123,515	3.500%, 12/1/2047	10,819,953
5,238,480	3.500%, 4/1/2048	5,557,112
7,023,349	3.500%, 2/1/2051	7,439,572
30,529,207	3.500%, 8/1/2051	32,596,044
187,090	4.000%, 12/1/2025	198,019
205,303	4.000%, 7/1/2026	217,296
1,447,544	4.000%, 2/1/2041	1,574,848
3,799,246	4.000%, 12/1/2041	4,133,120
1,680,028	4.000%, 3/1/2042	1,847,287

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 3,089,222	4.000%, 4/1/2042	$3,386,158
1,163,791	4.000%, 3/1/2046	1,271,654
1,968,433	4.000%, 7/1/2046	2,154,101
1,985,313	4.000%, 9/1/2046	2,178,623
3,041,004	4.000%, 11/1/2046	3,327,129
13,164,199	4.000%, 6/1/2047	14,448,054
4,521,512	4.000%, 10/1/2047	4,904,406
6,871,815	4.000%, 10/1/2047	7,417,876
4,907,955	4.000%, 11/1/2047	5,321,580
6,188,022	4.000%, 12/1/2047	6,775,950
4,337,222	4.000%, 1/1/2048	4,774,854
5,767,837	4.000%, 2/1/2048	6,211,391
5,442,919	4.000%, 2/1/2048	5,864,889
11,244,472	4.000%, 2/1/2048	12,127,986
2,212,665	4.000%, 2/1/2048	2,416,289
4,583,112	4.000%, 2/1/2048	4,962,486
2,424,217	4.000%, 3/1/2048	2,661,399
1,843,108	4.000%, 3/1/2048	2,008,863
4,294,735	4.000%, 5/1/2048	4,617,624
1,135,411	4.000%, 6/1/2048	1,220,420
5,391,441	4.000%, 6/1/2048	5,790,045
2,773,718	4.000%, 7/1/2048	2,973,412
122,666	4.500%, 2/1/2039	135,646
629,853	4.500%, 5/1/2040	697,991
1,634,046	4.500%, 10/1/2040	1,823,178
202,453	4.500%, 11/1/2040	225,886
2,163,334	4.500%, 4/1/2041	2,413,728
1,063,619	4.500%, 6/1/2041	1,186,727
152,240	5.000%, 5/1/2023	156,333
23,990	5.000%, 8/1/2023	24,669
189,205	5.000%, 11/1/2023	196,149
1,405,196	5.000%, 2/1/2036	1,582,589
771,083	5.000%, 7/1/2040	877,875
1,146,604	5.000%, 10/1/2041	1,305,405
28,234	5.500%, 1/1/2032	32,059
21,597	5.500%, 1/1/2032	24,549
302,234	5.500%, 9/1/2034	346,994
893,808	5.500%, 12/1/2034	1,026,627
25,346	5.500%, 4/1/2035	29,026
349,056	5.500%, 11/1/2035	403,152
177,574	5.500%, 1/1/2036	205,222
71,848	5.500%, 3/1/2036	83,024
334,726	5.500%, 4/1/2036	386,258
471,643	5.500%, 4/1/2036	545,207
203,131	5.500%, 5/1/2036	235,838
99,094	5.500%, 9/1/2036	114,592
337,827	5.500%, 8/1/2037	390,930
144,697	5.500%, 7/1/2038	168,785
569,026	5.500%, 4/1/2041	665,300
8,473	6.000%, 1/1/2029	9,473

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 11,198	6.000%, 2/1/2029	$12,519
3,183	6.000%, 2/1/2029	3,536
4,092	6.000%, 4/1/2029	4,623
12,112	6.000%, 5/1/2029	13,675
6,468	6.000%, 5/1/2029	7,238
476,793	6.000%, 7/1/2034	555,081
254,525	6.000%, 11/1/2034	296,193
142,464	6.000%, 7/1/2036	167,599
30,129	6.000%, 7/1/2036	35,419
117,284	6.000%, 10/1/2037	138,439
98,449	6.000%, 6/1/2038	115,558
655,614	6.000%, 7/1/2038	773,909
48,789	6.000%, 9/1/2038	57,605
39,515	6.000%, 10/1/2038	46,570
303,378	6.000%, 2/1/2039	357,637
21,333	6.500%, 9/1/2028	23,553
2,980	6.500%, 8/1/2029	3,390
4,724	6.500%, 6/1/2031	5,507
13,078	6.500%, 6/1/2031	15,137
1,946	6.500%, 6/1/2031	2,255
3,338	6.500%, 6/1/2031	3,826
2,768	6.500%, 1/1/2032	3,233
40,811	6.500%, 3/1/2032	47,838
139,466	6.500%, 4/1/2032	163,153
34,676	6.500%, 5/1/2032	40,844
196,943	6.500%, 7/1/2036	236,830
6,272	6.500%, 8/1/2036	7,546
13,492	6.500%, 9/1/2036	16,324
53,380	6.500%, 12/1/2036	64,106
97,882	6.500%, 9/1/2037	118,762
4,162	6.500%, 12/1/2037	5,037
66,670	6.500%, 10/1/2038	80,876
266	7.000%, 7/1/2023	278
4,793	7.000%, 2/1/2024	4,955
428	7.000%, 5/1/2024	456
1,388	7.000%, 7/1/2024	1,490
870	7.000%, 7/1/2025	952
10,215	7.000%, 9/1/2031	12,019
5,498	7.000%, 9/1/2031	6,561
84,229	7.000%, 11/1/2031	100,705
5,926	7.000%, 12/1/2031	7,078
46,324	7.000%, 1/1/2032	51,257
25,964	7.000%, 2/1/2032	30,953
26,772	7.000%, 3/1/2032	32,011
53,631	7.000%, 3/1/2032	61,876
5,171	7.000%, 4/1/2032	6,197
19,799	7.000%, 4/1/2032	23,355
110,760	7.000%, 4/1/2032	132,910
12,614	7.000%, 6/1/2032	15,147
214,973	7.000%, 6/1/2037	265,905

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 848	7.500%, 1/1/2030	$988
7,902	7.500%, 9/1/2030	9,234
6,317	7.500%, 5/1/2031	7,434
2,584	7.500%, 6/1/2031	3,048
30,158	7.500%, 8/1/2031	35,632
38,082	7.500%, 1/1/2032	43,800
3,179	7.500%, 6/1/2033	3,646
39	8.000%, 7/1/2023	39
3,651	8.000%, 10/1/2026	4,078
1,680	8.000%, 11/1/2029	1,950
226	9.000%, 6/1/2025	247
	TOTAL	1,222,460,445
	Government National Mortgage Association—1.9%
8,832,496	3.000%, 1/20/2047	9,291,964
1,005,624	3.500%, 8/15/2043	1,087,777
621,240	3.500%, 8/15/2043	671,992
11,237,095	3.500%, 3/20/2047	12,135,963
13,848,739	3.500%, 11/20/2047	14,939,422
917,058	4.000%, 9/15/2040	1,003,625
2,348,405	4.000%, 10/15/2040	2,567,970
1,099,903	4.000%, 1/15/2041	1,203,654
1,412,854	4.000%, 10/15/2041	1,546,697
5,422,068	4.000%, 6/15/2048	5,875,176
250,498	4.500%, 1/15/2039	279,667
187,781	4.500%, 6/15/2039	210,709
697,796	4.500%, 10/15/2039	782,997
251,510	4.500%, 1/15/2040	282,184
133,168	4.500%, 6/15/2040	149,501
125,612	4.500%, 9/15/2040	142,243
175,643	4.500%, 2/15/2041	198,899
735,343	4.500%, 3/15/2041	825,630
71,570	4.500%, 5/15/2041	81,046
2,394,926	4.500%, 6/20/2041	2,665,459
422,472	4.500%, 9/15/2041	478,407
372,956	4.500%, 10/15/2043	421,054
226,701	4.500%, 11/15/2043	255,052
366,690	5.000%, 1/15/2039	415,674
326,875	5.000%, 5/15/2039	370,832
456,428	5.000%, 8/20/2039	509,951
151,242	5.500%, 12/15/2038	172,622
107,348	5.500%, 12/20/2038	122,706
194,373	5.500%, 1/15/2039	222,635
220,201	5.500%, 2/15/2039	252,046
6,883	6.000%, 10/15/2028	7,629
5,172	6.000%, 3/15/2029	5,786
77,372	6.000%, 2/15/2036	89,500
99,286	6.000%, 4/15/2036	115,061
101,553	6.000%, 6/15/2037	117,857
10,734	6.500%, 10/15/2028	12,092
5,133	6.500%, 10/15/2028	5,545

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 6,298		6.500%, 11/15/2028	$7,038
7,973		6.500%, 12/15/2028	8,893
2,917		6.500%, 2/15/2029	3,280
11,344		6.500%, 3/15/2029	12,688
24,422		6.500%, 9/15/2031	28,044
54,869		6.500%, 2/15/2032	63,125
10,413		7.000%, 11/15/2027	11,553
6,778		7.000%, 6/15/2028	7,569
12,169		7.000%, 11/15/2028	13,590
7,286		7.000%, 1/15/2029	8,217
6,975		7.000%, 5/15/2029	7,942
1,345		7.000%, 10/15/2029	1,506
20,219		7.000%, 5/15/2030	23,022
13,908		7.000%, 11/15/2030	15,981
10,208		7.000%, 12/15/2030	11,543
13,384		7.000%, 8/15/2031	15,391
46,615		7.000%, 10/15/2031	53,964
10,378		7.000%, 12/15/2031	12,025
10,004		7.500%, 8/15/2029	11,398
38,673		7.500%, 10/15/2029	44,437
3,085		7.500%, 10/15/2030	3,557
6,581		7.500%, 1/15/2031	7,696
769		8.000%, 8/15/2029	890
2,353		8.000%, 10/15/2029	2,728
8,446		8.000%, 11/15/2029	9,799
8,184		8.000%, 1/15/2030	9,396
3,126		8.000%, 10/15/2030	3,617
70,058		8.000%, 11/15/2030	81,908
3,534		8.500%, 5/15/2029	4,111
		TOTAL	60,001,932
	[1]	Uniform Mortgage-Backed Securities, TBA—27.1%
35,000,000		1.500%, 10/1/2036	35,339,594
96,000,000		2.000%, 10/1/2036	98,840,227
98,000,000		2.000%, 10/1/2051	98,251,125
419,500,000		2.500%, 10/1/2051	432,560,252
163,000,000		3.000%, 10/1/2051	170,583,184
		TOTAL	835,574,382
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,625,499,476)	2,680,922,545
		ASSET-BACKED SECURITIES—3.8%
		Auto Receivables—0.7%
11,095,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	11,318,778
10,025,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	10,086,413
		TOTAL	21,405,191
		Credit Card—1.1%
22,500,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.443% (1-month USLIBOR +0.360%), 4/15/2025	22,606,139
12,340,000	[2]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.413% (1-month USLIBOR +0.330%), 8/15/2025	12,408,337
		TOTAL	35,014,476
		Other—0.0%
155,506		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	156,521

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—2.0%
$ 6,608,688		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	$6,678,750
13,931,469		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	14,063,721
11,926,982		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	12,047,423
13,119,036	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 0.883% (1-month USLIBOR +0.800%), 2/15/2036	13,214,074
16,170,241	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.183% (1-month USLIBOR +1.100%), 7/15/2053	16,350,801
		TOTAL	62,354,769
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $117,793,443)	118,930,957
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.9%
		Agency Commercial Mortgage-Backed Securities—0.9%
29,408,258	[2]	FHLMC REMIC, Series KF90, Class AS, 0.430% (Secured Overnight Financing Rate +0.380%), 9/25/2030 (IDENTIFIED COST $29,408,258)	29,492,113
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.8%
		Federal Home Loan Mortgage Corporation—0.4%
12,569,602	[2]	REMIC, Series 3284, Class AF, 0.394% (1-month USLIBOR +0.310%), 3/15/2037	12,608,348
		Government National Mortgage Association—0.1%
3,606,736	[2]	REMIC, Series 2005-71, Class FA, 0.231% (1-month USLIBOR +0.140%), 9/16/2035	3,608,954
		Non-Agency Mortgage-Backed Securities—0.3%
547,612		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	438,305
278,282		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	101,807
89,692		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.797%, 8/25/2035	92,416
2,281,065		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,277,318
4,788,141		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	4,810,137
		TOTAL	7,719,983
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,220,371)	23,937,285
		INVESTMENT COMPANY—34.0%
1,047,442,831	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4] (IDENTIFIED COST $1,047,442,831)	1,047,442,831
		TOTAL INVESTMENT IN SECURITIES—126.5% (IDENTIFIED COST $3,844,364,379)	3,900,725,731
		OTHER ASSETS AND LIABILITIES - NET—(26.5)%[5]	(817,940,135)
		TOTAL NET ASSETS—100%	$3,082,785,596
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2020	$204,435,825
Purchases at Cost	$1,835,013,231
Proceeds from Sales	$(992,006,225)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 9/30/2021	$1,047,442,831
Shares Held as of 9/30/2021	1,047,442,831
Dividend Income	$122,025

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of September 30, 2021.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$2,680,922,545	$—	$2,680,922,545
Asset-Backed Securities	—	118,930,957	—	118,930,957
Commercial Mortgage-Backed Security	—	29,492,113	—	29,492,113
Collateralized Mortgage Obligations	—	23,937,285	—	23,937,285
Investment Company	1,047,442,831	—	—	1,047,442,831
TOTAL SECURITIES	$1,047,442,831	$2,853,282,900	$—	$3,900,725,731

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit